Summary of Significant Accounting Policies (Details Narrative) (USD $)	0 Months Ended				12 Months Ended
	Nov. 18, 2013	Nov. 02, 2013	Jun. 02, 2012	May 30, 2012	Dec. 31, 2013	Dec. 31, 2012
Percentage of revenue generated form few third party					100.00%	100.00%
Net income (loss)					$ 230,061	$ (16,324,142)
Sharebased compensation amount						13,585,989
Accumulated deficit					(40,053,599)	(40,283,660)
Allowance for doubtful accounts					6,265,951	829,025
Non recourse debt			2,000,000		1,300,000
Financing receivables			10,000,000
Financing cost					873,000	2,600,000
Percentage of sell factor in gross amount			100.00%
Interest expense	5,000	8,100	230,000
Factored additional amount			8,900,000
Proceeds from related party			2,900,000
Percentage of receivables net realizable value						46.00%
Additional financing interest expense						1,200,000
Billing amount gross				765,000
Percentage of amount received for shipping and handling					0.50%
Purchases of equipment with individual costs					1,000
Unamortized debt issuance costs					24,361	98,160
Advertising costs					80	63,118
Insurance limit					250,000
Cocenration credit risck percentage					10.00%	10.00%
Percentage of workers compensation patients					99.00%	87.00%
Percentage of two consultants of selling and marketing expense					100.00%	100.00%
Consultants earned					1,709,761	1,233,615
Concentration risk description

The terms of each contract entitles the consultants to receive commission amounts ranging from 10% to 13.5% of the prescription sales generated. Subsequent to December 31, 2013, one of these rates was increased to 17.5% (see Note 9) of prescription sales generated.

Percentage of two suppliers of raw materials					100.00%	100.00%
Due from related parties					273,135	460,311
Consultants [Member]
Accounts payable by Related parties					1,411,493	126,495
Vendors [Member]
Accounts payable by Related parties					58,594	21,691
2012 Billings [Member]
Percentage of billings at gross amount					30.00%
Billing amount gross					3,600,000
2013 Billings [Member]
Billing amount gross					$ 1,400,000
Minimum [Member]
Percentage of receivables sold range			25.00%
Minimum [Member] | 2013 Billings [Member]
Percentage of billings at gross amount					25.00%
Maximum [Member]
Percentage of receivables sold range			35.00%
Maximum [Member] | 2013 Billings [Member]
Percentage of billings at gross amount					35.00%